Assets held for sale - Additional information (Details) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 EUR (€)
Assets held for sale [Line Items]
Assets held for sale	€ 1,278	€ 1,278
Liabilities held for sale	2,243	2,243
Customer deposits [Member]
Assets held for sale [Line Items]
Liabilities held for sale	2,243	2,243
Customer lending [Member]
Assets held for sale [Line Items]
Assets held for sale	1,273	1,273
Mortgages [member]
Assets held for sale [Line Items]
Assets held for sale	877	877
Other personal lending [Member]
Assets held for sale [Line Items]
Assets held for sale	396	396
Non-financial [Member]
Assets held for sale [Line Items]
Assets held for sale	5	5
Government bonds [member]
Assets held for sale [Line Items]
Assets transferred or sold in disposal	€ 500
Savings accounts [Member]
Assets held for sale [Line Items]
Assets transferred or sold in disposal		€ 2,100